Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 338	¥ 292	¥ 185